Segments - Summary of Operating Segments (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2016 MXN ($)
Disclosure of Operating Segments [Line Items]
External revenues	$ 1,007,347,869		$ 1,038,207,681	$ 1,021,633,535
Total revenues	1,007,347,869	$ 53,454	1,038,207,681	1,021,633,535
Depreciation and amortization	158,915,210	8,433	155,712,580	160,174,942
Operating income	154,840,535		139,557,171	100,143,303
Interest income	6,284,672	333	10,646,169	2,925,648
Interest expense	37,911,339	2,012	31,771,433	30,300,781
Income tax	51,033,533	2,708	46,477,079	24,941,511
Equity interest in net income (loss) of associated companies	(17,609)		267	91,385
Net profit (loss) attributable to equity holders of the parent	67,730,891	$ 3,594	52,566,197	29,325,921
Assets by segment	1,531,933,657		1,429,223,392	1,486,211,852	$ 81,291
Plant, property and equipment, net	639,343,370		640,000,720	676,343,198	33,926	$ 701,190,066
Goodwill	152,899,801		145,566,497	151,463,232	8,113
Trademarks, net	3,488,709		4,667,205	9,937,807
Licenses and rights, net	104,848,545		103,298,395	113,304,386
Investment in associated companies	2,474,193		3,132,707	3,735,172	131
Liabilities by segments	1,305,026,792		1,183,350,970	1,225,578,335	$ 69,249
Operating segments [member] | Mexico [member]
Disclosure of Operating Segments [Line Items]
External revenues	226,164,232		207,610,244	190,022,612
Intersegment revenues	11,676,015		16,946,543	16,748,428
Total revenues	237,840,247		224,556,787	206,771,040
Depreciation and amortization	24,742,622		17,619,342	17,030,251
Operating income	67,694,409		57,450,599	50,666,028
Interest income	23,713,455		26,578,280	30,083,437
Interest expense	30,972,658		32,526,258	32,185,868
Income tax	30,000,511		28,842,505	18,142,482
Equity interest in net income (loss) of associated companies	(3,732)		(5,962)	99,044
Net profit (loss) attributable to equity holders of the parent	42,598,946		23,185,029	26,321,442
Assets by segment	915,233,048		970,564,314	1,033,036,406
Plant, property and equipment, net	54,589,459		56,056,634	59,137,555
Goodwill	27,396,393		27,104,632	27,102,384
Trademarks, net	46,476		227,774	406,723
Licenses and rights, net	11,087,882		10,573,147	11,457,720
Investment in associated companies	3,562,323		5,621,661	469,662
Liabilities by segments	718,354,229		748,965,728	794,598,013
Operating segments [member] | Telmex [member]
Disclosure of Operating Segments [Line Items]
External revenues	84,173,980		86,339,289	89,731,238
Intersegment revenues	11,863,364		9,741,908	8,753,525
Total revenues	96,037,344		96,081,197	98,484,763
Depreciation and amortization	16,346,927		18,358,248	18,902,238
Operating income	9,731,852		8,085,764	7,921,524
Interest income	1,839,973		420,380	619,748
Interest expense	1,439,785		1,153,913	1,028,593
Income tax	1,528,229		643,377	387,145
Equity interest in net income (loss) of associated companies	46,789		44,965	16,564
Net profit (loss) attributable to equity holders of the parent	(1,705,068)		(2,201,572)	184,387
Assets by segment	201,283,526		174,461,398	170,402,561
Plant, property and equipment, net	106,869,482		103,737,293	109,713,770
Goodwill	215,381		215,381	213,926
Trademarks, net	212,324		243,556	274,786
Licenses and rights, net	452,504			13,175
Investment in associated companies	610,807		563,667	546,872
Liabilities by segments	175,774,964		136,993,838	133,428,178
Operating segments [member] | Brazil [member]
Disclosure of Operating Segments [Line Items]
External revenues	177,596,077		188,712,666	210,536,673
Intersegment revenues	4,182,248		4,593,760	4,785,601
Total revenues	181,778,325		193,306,426	215,322,274
Depreciation and amortization	39,424,474		42,857,751	51,486,652
Operating income	28,846,565		23,494,903	11,601,369
Interest income	3,155,681		11,303,888	3,792,242
Interest expense	19,021,965		20,377,191	23,578,083
Income tax	4,251,116		4,026,444	(2,991,377)
Equity interest in net income (loss) of associated companies	(1,538)		(152)	(232)
Net profit (loss) attributable to equity holders of the parent	5,618,095		3,530,653	(6,617,381)
Assets by segment	382,561,753		390,791,480	428,281,963
Plant, property and equipment, net	174,761,167		173,197,708	187,459,628
Goodwill	25,379,805		21,388,124	24,708,739
Trademarks, net	37,207		124,910	246,557
Licenses and rights, net	29,324,718		25,873,910	35,662,305
Investment in associated companies	111,073		543	640
Liabilities by segments	297,877,328		298,308,084	322,620,030
Operating segments [member] | Southern Cone [member]
Disclosure of Operating Segments [Line Items]
External revenues	54,230,682		89,149,978	81,092,885
Intersegment revenues	11,041,705		13,200,358	1,250,983
Total revenues	65,272,387		102,350,336	82,343,868
Depreciation and amortization	13,847,506		13,526,361	10,639,591
Operating income	4,007,614		16,975,797	11,676,427
Interest income	896,256		2,251,474	2,884,613
Interest expense	3,849,318		4,338,941	4,637,989
Income tax	2,022,336		1,390,039	3,535,302
Equity interest in net income (loss) of associated companies	(23,424)		(20,871)	(9,801)
Net profit (loss) attributable to equity holders of the parent	(6,984)		6,065,703	4,421,938
Assets by segment	132,722,497		127,946,573	133,136,177
Plant, property and equipment, net	60,537,650		62,988,635	69,006,093
Goodwill	5,241,305		2,796,759	3,073,444
Licenses and rights, net	12,103,980		12,555,496	8,885,086
Investment in associated companies	(7,806)		20,697	63,110
Liabilities by segments	103,330,525		94,550,901	119,123,646
Operating segments [member] | Colombia [member]
Disclosure of Operating Segments [Line Items]
External revenues	74,274,684		75,460,428	72,435,460
Intersegment revenues	361,386		344,517	304,555
Total revenues	74,636,070		75,804,945	72,740,015
Depreciation and amortization	13,439,489		13,464,867	12,373,790
Operating income	15,324,977		14,388,552	(4,704,165)
Interest income	1,306,571		1,013,839	211,521
Interest expense	2,952,123		2,913,881	1,955,688
Income tax	5,405,452		2,251,877	(1,874,594)
Net profit (loss) attributable to equity holders of the parent	9,571,046		9,165,801	(6,209,530)
Assets by segment	115,851,227		111,975,598	108,362,023
Plant, property and equipment, net	50,133,642		51,422,548	57,060,931
Goodwill	12,124,685		12,770,380	13,981,033
Licenses and rights, net	5,530,422		3,400,235	4,197,498
Investment in associated companies	391		412	451
Liabilities by segments	55,576,253		56,211,438	54,756,152
Operating segments [member] | Andean [member]
Disclosure of Operating Segments [Line Items]
External revenues	55,440,675		55,633,192	56,393,595
Intersegment revenues	92,249		154,082	177,856
Total revenues	55,532,924		55,787,274	56,571,451
Depreciation and amortization	10,256,129		8,516,960	8,328,705
Operating income	8,023,002		5,003,915	5,650,477
Interest income	1,283,788		1,666,879	1,793,974
Interest expense	2,422,887		1,719,663	1,573,929
Income tax	1,681,159		2,498,666	1,806,085
Net profit (loss) attributable to equity holders of the parent	(2,604,646)		1,730,933	1,595,382
Assets by segment	94,021,632		96,347,779	113,478,626
Plant, property and equipment, net	39,068,450		35,800,477	35,930,966
Goodwill	4,895,331		5,242,365	6,113,495
Licenses and rights, net	8,064,487		9,651,582	11,295,202
Liabilities by segments	55,463,339		50,064,761	48,656,628
Operating segments [member] | Central America [member]
Disclosure of Operating Segments [Line Items]
External revenues	46,602,036		44,883,585	44,094,835
Intersegment revenues	132,061		149,445	187,086
Total revenues	46,734,097		45,033,030	44,281,921
Depreciation and amortization	11,045,817		8,940,655	9,668,439
Operating income	5,712,068		4,867,763	5,252,401
Interest income	532,046		1,566,086	1,064,992
Interest expense	1,406,720		509,081	485,684
Income tax	2,355,380		2,533,600	2,025,618
Equity interest in net income (loss) of associated companies	(28,795)
Net profit (loss) attributable to equity holders of the parent	2,335,963		2,821,733	3,713,301
Assets by segment	77,355,732		81,640,157	81,529,691
Plant, property and equipment, net	38,934,747		37,146,601	39,050,481
Goodwill	7,289,748		5,466,871	5,597,990
Licenses and rights, net	4,390,547		3,605,416	3,376,106
Investment in associated companies	25,603		24,262	16,999
Liabilities by segments	37,993,180		28,592,953	35,501,900
Operating segments [member] | U.S.A [member]
Disclosure of Operating Segments [Line Items]
External revenues	155,864,392		153,266,315	148,589,487
Intersegment revenues				44
Total revenues	155,864,392		153,266,315	148,589,531
Depreciation and amortization	1,396,422		1,545,395	1,594,727
Operating income	2,968,236		2,665,270	2,915,123
Interest income	324,932		559,548	394,196
Interest expense	385
Income tax	1,119,478		810,898	1,803,555
Net profit (loss) attributable to equity holders of the parent	2,095,807		2,820,505	1,793,875
Assets by segment	30,775,893		38,814,907	40,761,830
Plant, property and equipment, net	1,405,755		1,356,237	1,693,642
Goodwill	3,220,105		3,328,533	3,341,956
Trademarks, net	369,950		507,033	631,024
Liabilities by segments	31,557,816		35,552,678	38,249,957
Operating segments [member] | Caribbean [member]
Disclosure of Operating Segments [Line Items]
External revenues	34,580,822		36,435,541	35,092,578
Intersegment revenues	1,136,879		204,294	122,656
Total revenues	35,717,701		36,639,835	35,215,234
Depreciation and amortization	6,322,648		5,036,831	5,349,757
Operating income	5,741,368		5,811,846	4,752,168
Interest income	1,478,560		1,458,874	1,111,980
Interest expense	1,435,862		561,867	377,727
Income tax	719,774		2,774,204	3,529,253
Net profit (loss) attributable to equity holders of the parent	4,312,630		3,644,697	1,262,073
Assets by segment	100,694,650		102,531,547	88,672,466
Plant, property and equipment, net	38,223,641		38,011,242	32,173,524
Goodwill	14,186,723		14,186,723	14,186,723
Trademarks, net	227,156		249,984	262,641
Licenses and rights, net	7,942,670		10,294,336	7,276,039
Liabilities by segments	54,276,868		58,716,154	43,978,410
Operating segments [member] | Europe [member]
Disclosure of Operating Segments [Line Items]
External revenues	98,420,289		100,716,443	93,644,172
Total revenues	98,420,289		100,716,443	93,644,172
Depreciation and amortization	24,975,146		26,838,972	25,222,962
Operating income	8,687,862		4,731,562	4,523,857
Interest income	115,359		122,133	307,021
Interest expense	2,220,168		1,973,431	2,035,716
Income tax	1,946,255		707,093	(1,417,358)
Equity interest in net income (loss) of associated companies	(6,909)		(17,713)	(14,190)
Net profit (loss) attributable to equity holders of the parent	5,051,145		3,809,694	5,656,132
Assets by segment	191,744,924		186,135,358	203,858,243
Plant, property and equipment, net	75,707,738		80,421,642	85,116,608
Goodwill	52,950,325		53,066,729	53,143,542
Trademarks, net	2,595,596		3,313,948	8,116,076
Licenses and rights, net	25,951,335		27,344,273	31,141,255
Investment in associated companies			748,674	806,950
Liabilities by segments	124,319,541		117,214,746	119,240,533
Eliminations [member]
Disclosure of Operating Segments [Line Items]
Intersegment revenues	(40,485,907)		(45,334,907)	(32,330,734)
Total revenues	(40,485,907)		(45,334,907)	(32,330,734)
Depreciation and amortization	(2,881,970)		(992,802)	(422,170)
Operating income	(1,897,418)		(3,918,800)	(111,906)
Interest income	(28,361,949)		(36,295,212)	(39,338,076)
Interest expense	(27,810,532)		(34,302,793)	(37,558,496)
Income tax	3,843		(1,624)	(4,600)
Net profit (loss) attributable to equity holders of the parent	463,957		(2,006,979)	(2,795,698)
Assets by segment	(710,311,225)		(851,985,719)	(915,308,134)
Plant, property and equipment, net	(888,361)		(138,297)
Investment in associated companies	(1,828,198)		(3,847,209)	1,830,488
Liabilities by segments	$ (349,497,251)		$ (441,820,311)	$ (484,575,112)